Merger - Merger warrants (Details) - Acamar Partners Acquisition Corp shares in Thousands	Mar. 31, 2021 shares
Business Acquisition [Line Items]
Stock warrants outstanding	16,260,084
Public warrants
Business Acquisition [Line Items]
Stock warrants outstanding	10,185,774
Private Placement Warrants
Business Acquisition [Line Items]
Stock warrants outstanding	6,074,310